Fees Summary	Jun. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 358,000
Previously Paid Amount	0.00
Total Fee Amount	54.81
Total Offset Amount	0.00
Net Fee	54.81
Narrative - Max Aggregate Offering Price	$ 358,000
Final Prospectus	true